GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Proceeds from redemption of Horizon loan notes and warrants	$ 71,700	$ 0	$ 0	$ 71,681
Available-for-sale securities		93,802	118,489
Gain on sale of loan notes and share warrants - other	44,600	$ 0	$ 0	$ 44,552
Impaired Investment 2 [Member]
Gain (Loss) on Investments [Line Items]
Investments	1,200
Unlisted Securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale securities	$ 25,900